UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2016 (Unaudited)

Deutsche Capital Growth Fund

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 19.9%
Hotels, Restaurants & Leisure 1.5%
Brinker International, Inc. (a)	298,230	13,578,412
Las Vegas Sands Corp.	197,892	8,606,323
		22,184,735
Household Durables 0.8%
Newell Brands, Inc.	259,233	12,590,947
Internet & Catalog Retail 3.0%
Amazon.com, Inc.*	61,684	44,142,304
Media 5.3%
Comcast Corp. "A"	346,268	22,573,211
Time Warner, Inc.	190,075	13,978,116
Walt Disney Co.	422,432	41,322,298
		77,873,625
Multiline Retail 0.8%
Dollar General Corp.	120,015	11,281,410
Specialty Retail 5.5%
Home Depot, Inc.	341,586	43,617,116
L Brands, Inc.	284,170	19,076,332
O'Reilly Automotive, Inc.* (a)	68,478	18,564,386
		81,257,834
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc. "B"	504,126	27,827,755
VF Corp.	272,569	16,760,268
		44,588,023
Consumer Staples 10.9%
Beverages 1.9%
PepsiCo., Inc.	264,338	28,003,968
Food & Staples Retailing 3.6%
Costco Wholesale Corp. (a)	104,975	16,485,274
CVS Health Corp.	292,664	28,019,651
Rite Aid Corp.*	1,041,645	7,801,921
		52,306,846
Food Products 4.7%
Mead Johnson Nutrition Co.	204,424	18,551,478
Mondelez International, Inc. "A"	323,676	14,730,495
The JM Smucker Co.	76,843	11,711,641
The WhiteWave Foods Co.*	527,600	24,765,544
		69,759,158
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	117,629	10,706,592
Energy 1.0%
Energy Equipment & Services 0.3%
Halliburton Co.	101,712	4,606,536
Oil, Gas & Consumable Fuels 0.7%
Concho Resources, Inc.*	89,054	10,621,471
Financials 4.7%
Banks 0.6%
SVB Financial Group*	95,590	9,096,344
Capital Markets 0.6%
Charles Schwab Corp.	324,392	8,210,362
Diversified Financial Services 1.0%
Intercontinental Exchange, Inc.	57,524	14,723,843
Real Estate Investment Trusts 2.5%
Digital Realty Trust, Inc. (REIT) (a)	201,945	22,009,986
Prologis, Inc. (REIT)	301,179	14,769,818
		36,779,804
Health Care 17.8%
Biotechnology 8.8%
Alexion Pharmaceuticals, Inc.*	45,077	5,263,190
Biogen, Inc.*	40,764	9,857,550
BioMarin Pharmaceutical, Inc.*	86,071	6,696,324
Celgene Corp.*	351,102	34,629,190
Gilead Sciences, Inc.	374,549	31,244,878
Medivation, Inc.*	423,012	25,507,624
Shire PLC (ADR)	92,699	17,064,032
		130,262,788
Health Care Equipment & Supplies 2.0%
Becton, Dickinson & Co.	92,530	15,692,162
The Cooper Companies, Inc.	77,210	13,246,920
		28,939,082
Health Care Providers & Services 2.9%
Cigna Corp.	181,157	23,186,285
McKesson Corp.	104,462	19,497,832
		42,684,117
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	182,550	26,973,588
Pharmaceuticals 2.3%
Allergan PLC*	115,638	26,722,786
Bristol-Myers Squibb Co.	100,186	7,368,680
		34,091,466
Industrials 10.9%
Aerospace & Defense 3.2%
BE Aerospace, Inc.	313,048	14,454,991
Boeing Co. (a)	195,168	25,346,468
TransDigm Group, Inc.* (a)	31,191	8,224,755
		48,026,214
Commercial Services & Supplies 0.7%
Stericycle, Inc.*	103,018	10,726,234
Electrical Equipment 2.1%
Acuity Brands, Inc.	38,626	9,577,703
AMETEK, Inc.	463,268	21,416,880
		30,994,583
Industrial Conglomerates 2.7%
Danaher Corp.	188,653	19,053,953
Roper Technologies, Inc.	118,662	20,238,991
		39,292,944
Machinery 0.5%
Parker-Hannifin Corp.	74,951	8,098,456
Professional Services 0.7%
Equifax, Inc.	78,886	10,128,962
Road & Rail 1.0%
Norfolk Southern Corp.	169,545	14,433,366
Information Technology 27.7%
Internet Software & Services 6.1%
Alphabet, Inc. "A"*	43,149	30,356,616
Alphabet, Inc. "C"*	43,528	30,125,729
Facebook, Inc. "A"*	255,943	29,249,166
		89,731,511
IT Services 5.3%
Cognizant Technology Solutions Corp. "A"*	222,309	12,724,967
Fidelity National Information Services, Inc.	244,143	17,988,456
Global Payments, Inc.	113,406	8,094,920
Visa, Inc. "A" (a)	544,696	40,400,103
		79,208,446
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Ltd.	120,809	18,773,719
NVIDIA Corp. (a)	312,058	14,669,846
NXP Semiconductors NV*	106,772	8,364,518
		41,808,083
Software 7.7%
Adobe Systems, Inc.*	171,679	16,445,132
Intuit, Inc.	86,762	9,683,507
Microsoft Corp.	1,161,613	59,439,737
Oracle Corp.	476,668	19,510,021
Splunk, Inc.*	159,678	8,651,354
		113,729,751
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	893,609	85,429,020
Materials 3.8%
Chemicals 2.0%
Albemarle Corp. (a)	179,162	14,209,338
PPG Industries, Inc.	148,688	15,485,855
		29,695,193
Construction Materials 1.0%
Vulcan Materials Co.	125,225	15,072,081
Containers & Packaging 0.8%
Sealed Air Corp.	234,206	10,766,450
Telecommunication Services 1.6%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	220,477	11,352,361
Zayo Group Holdings, Inc.*	460,206	12,853,553
		24,205,914
Utilities 0.5%
Water Utilities
American Water Works Co., Inc. (a)	78,977	6,674,346
Total Common Stocks (Cost $1,004,946,369)		1,459,706,397
Convertible Preferred Stocks 0.2%
Health Care 0.2%
Allergan PLC, Series A, 5.5%	1,900	1,583,878
Teva Pharmaceutical Industries Ltd., 7.0%	1,783	1,474,541
		3,058,419
Industrials 0.0%
Stericycle, Inc., Series A, 5.25%	5,000	415,900
Total Convertible Preferred Stocks (Cost $4,183,000)		3,474,319
Securities Lending Collateral 5.7%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $84,546,134)	84,546,134	84,546,134
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $14,205,902)	14,205,902	14,205,902
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,107,881,405) †	105.7	1,561,932,752
Other Assets and Liabilities, Net	(5.7)	(84,528,895)
Net Assets	100.0	1,477,403,857

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,108,785,107. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $453,147,645. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $483,691,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,543,963.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $81,784,093, which is 5.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,459,706,397	$—	$—	$1,459,706,397
Convertible Preferred Stocks	3,474,319	—	—	3,474,319
Short-Term Investments (d)	98,752,036	—	—	98,752,036
Total	$1,561,932,752	$—	$—	$1,561,932,752

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016